Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
24. Segment reporting
The operations of the Company are organized into two segments, consisting of installment credit services and
e-commerce
sales services. Installment credit services represent online installment credit business, including cash installment credit services, merchandise installment credit services and transaction services. The Company generates revenues from
e-commerce
sales for the sales of goods to end customers online through internet platforms.
The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using assets information. The Company does not allocate any share-based compensation expenses to its segments as the CODM does not use this information to measure the performance of the operating segments.
The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2018, 2019 and 2020.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	7,692,342,304	8,840,043,542	3,199,988,420	490,419,681
– Financing income	3,535,275,780	3,510,054,957	2,102,664,997	322,247,509
– Sales commission fee	307,492,444	356,811,512	80,991,883	12,412,549
– Penalty fee	28,012,630	44,354,000	72,234,947	11,070,490
– Sales income	2,174,788,821	431,945,882	122,808,117	18,821,167
– Guarantee income	—	—	826,197,593	126,620,321
– Loan facilitation income	1,618,438,688	2,097,593,931	(32,908,294)	(5,043,417)
– Post-origination services fee	28,333,941	237,428,545	196,120,007	30,056,706
– Transaction services fee	—	2,161,854,715	(168,120,830)	(25,765,644)
E-commerce sales services	—	—	487,985,467	74,787,045
– Sales income	—	—	487,985,467	74,787,045

Total consolidated revenues	7,692,342,304	8,840,043,542	3,687,973,887	565,206,726
Income from operations:
Installment credit services	2,747,349,633	3,936,054,136	1,260,521,223	193,183,329
E-commerce sales services	—	—	(349,289,266)	(53,530,921)

Total segment income from operations	2,747,349,633	3,936,054,136	911,231,957	139,652,408
Unallocated expenses	(57,981,487)	(87,299,053)	(45,633,820)	(6,993,689)

Total consolidated income from operations	2,689,368,146	3,848,755,083	865,598,137	132,658,719
Total other Income/(expense), net	(40,321,415)	41,766,688	355,200,116	54,436,799

Net income before income taxes	2,649,046,731	3,890,521,771	1,220,798,253	187,095,518